Summary of Significant Accounting Policies (Details Narrative) - USD ($)		3 Months Ended		12 Months Ended
	Feb. 21, 2017	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Mar. 28, 2018	Oct. 31, 2016	Dec. 31, 2015
Proceeds form public offering of equity securities	$ 5,250,000		$ (597,651)	$ (597,651)
Cash balance		$ 1,347,319	$ 4,633,046	$ 1,515,674	$ 398,391			$ 1,539,809
Number of warrants issued		1,645,500		1,434,000			80,000
Common stock shares issued		2,139,126		1,783,938
Convertible note payable		$ 100,000		$ 100,000
Stock Option [Member]
Common stock shares issued		493,626		299,938
April 6, 2018 [Member]
Proceeds form public offering of equity securities		$ 840,000
Morf3D, Inc. [Member]
Full payment received from related party						$ 535,000